Schedule of movement in allowance for expected credit losses (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Trade And Other Receivables
Beginning of financial year	$ 361,988	$ 460,413	$ 465,986
Allowance for expected credit losses	536,403	682,252	50,168
Less: Reversal of allowance for expected credit losses	(117,258)	(149,141)	(55,741)
End of financial year	$ 781,133	$ 993,524	$ 460,413